Accrued Expenses (Details) - USD ($)	Apr. 30, 2021	Mar. 31, 2021	Jan. 31, 2021	Dec. 31, 2020	Jan. 31, 2020
Income taxes payable		$ 98,700		$ 95,302
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Professional fees	$ 6,018,000		$ 8,832,000		$ 12,947,000
Accrued sales tax/VAT	2,144,000		5,379,000		5,824,000
Accrued royalties	1,961,000		2,152,000		1,869,000
Income taxes payable	4,727,000		2,634,000		1,288,000
Accrued interest	368,000		491,000		274,000
Other accrued liabilities	3,067,000		3,637,000		7,065,000
Total accrued expenses	$ 18,285,000		$ 23,125,000		$ 29,267,000